Accrued Expenses and Other Liabilities Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Accrued expenses and other liabilities

Accrued expenses and other liabilities consists of the following at December 31, 2013 and 2012:

	2013	2012
Accrued payroll and other employee related expenses	$12,595	$6,940
Accrued taxes	5,421	4,156
Self-insurance reserves	3,236	3,365
Advances from customers	3,725	2,981
Accrued professional fees	1,366	1,214
Accrued rebates payable	853	826
Accrued short-term deferred rent	586	593
Accrued related party management fees (Note 14)	130	119
Accrued interest and lending fees	178	778
Litigation reserve (Note 16)	140	2,146
Other	2,298	2,159
	$30,528	$25,277